CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 18,360	$ 18,001
Grower advance receivables, allowances for credit losses	19,839	15,817
Other receivables, allowances	13,227	14,538
Inventories, allowances	4,792	4,186
Property, plant and equipment, accumulated depreciation	444,775	375,721
Other intangible assets, accumulated amortization	$ 134,420	$ 120,315
Common stock par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares outstanding (in shares)	94,929,000	94,899,000